THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON 8/13/03 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH WAS DENIED ON 9/29/2003.

                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Guardian Trust Company
Address: 11100 Santa Monica Boulevard
         Los Angeles, CA  90025-3384

Form 13F File Number: 28-00096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David I. Fisher
Title: Chairman
Phone: 310/996-6331

Signature, Place, and Date of Signing:

David I. Fisher*      Los Angeles, California      10/3/03
--------------------  ---------------------------  ----------

*By:  /s/ Kenneth R. Gorvetzian
      -------------------------
       Kenneth R. Gorvetzian
       Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 19, 2000 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission on February 9, 2001 by Capital Group International, In. with respect to Acclaim Entertainment, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:        2

     Form 13F Information Table Entry Total:   3

     Form 13F Information Table Value Total:   $97553
                                               -----------------
                                                (thousands)

      Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number      Name

     1     28-00218                  The Capital Group Companies, Inc.
     2     28-05044                  Capital Group International, Inc.

CAPITAL GUARDIAN TRUST COMPANY                      FORM 13F INFORMATION TABLE                                      JUN 30, 2003

              COLUMN 1 & COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7*       COLUMN 8
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
      NAME OF ISSUER/TITLE OF CLASS       CUSIP    VALUE     SHRS OR      SH/ PUT/ INVESTMENT OTHER
   (COMMON UNLESS OTHERWISE INDICATED)             (x$1000)  PRN AMT      PRN CALL DISCRETION MGRS      SOLE     SHARED     NONE
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
DEL MONTE FOODS CO                       24522P103 $   74017      8373010 SH       DEFINED     1,2  5937210               2435800
GLATFELTER                               377316104     19160      1299000 SH       DEFINED     1,2   953900                345100
NUI CORP                                 629431107      4375       281900 SH       DEFINED     1,2   198700                 83200

                                                -----------------
                                         GRAND  $      97553


*  INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F